Related Parties (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 07, 2023	Jan. 01, 2017	May 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other expenses (related party of $2,116 and $2,198)				$ 6,942	$ 7,076	$ 6,149		$ 28,269	$ 13,895	$ 7,564
Direct operating expenses				1,153,227	48,907	33,216	$ 25,601	148,269	126,431	187,742
Debt due to related parties						12,359		14,622
Receivable						19,883		32,903
Total balance				58,800				$ 72,600
Expenses from related party transaction						0			0	0
Monthly fee percentage		0.01%
Advance rate			82.00%
Constitution
Related Party Transaction [Line Items]
Ownership percentage								50.50%
Highland Consolidated, L.P.
Related Party Transaction [Line Items]
Outstanding loan balance				$ 12,700		3,300		$ 14,000
Hicks Holdings L.L.C | Common Class B
Related Party Transaction [Line Items]
Shares held (in shares)				1,322,208
Board of Directors Controlled Entity | Constitution
Related Party Transaction [Line Items]
Ownership percentage								49.50%
MHT Financial L.L.C | Preferred Series A Subclass 0 and 1
Related Party Transaction [Line Items]
Total balance						23,000		$ 22,200
Beneficient Management Counselors, L.L.C.
Related Party Transaction [Line Items]
Percentage of board of directors, pre-decoupling				49.00%
Percentage of members on management committee to select				50.00%				50.00%
Percentage of members on community committee to select				50.00%				50.00%
Percentage of board of directors								49.00%
Bradley Capital Company, L.L.C.
Related Party Transaction [Line Items]
Due to related party				$ 4,300				$ 3,600
Bradley Capital Company, L.L.C. | Services Agreement, Base Fee
Related Party Transaction [Line Items]
Related party fee	$ 500			400				400
Bradley Capital Company, L.L.C. | Services Agreement, Supplemental Fee
Related Party Transaction [Line Items]
Related party fee	$ 200			200				200
Bradley Capital Company, L.L.C. | Services Agreement
Related Party Transaction [Line Items]
Costs for retired/departed employees				200				200
Minimum value of securities held				$ 10,000				$ 10,000
Percentage of aggregate fair market value of Ben				1.00%				1.00%
Other expenses (related party of $2,116 and $2,198)				$ 700	600
Debt due to related parties						3,500		$ 3,600
Expenses from related party transaction						600		2,600	4,100	3,800
Bradley Capital Company, L.L.C. | Services Agreement | CEO and Chairman
Related Party Transaction [Line Items]
Annual salary				200				200
Bradley Capital Company, L.L.C. | Aircraft Sublease
Related Party Transaction [Line Items]
Related party fee				1,400				1,400
Due to related party				8,300				6,900
Direct operating expenses				1,400	1,600
Expenses from related party transaction						1,700		6,100
Bradley Capital Company, L.L.C. | Guarantee Agreement
Related Party Transaction [Line Items]
Related party fee								20,000
Beneficient Holdings, Inc.
Related Party Transaction [Line Items]
Related party fee				30
Related party costs								30
Beneficient Holdings, Inc. | Contribution Agreement
Related Party Transaction [Line Items]
Maximum costs per year				250				250
RROC
Related Party Transaction [Line Items]
Related party fee				0
Debt due to related parties, gross				2,100				2,100
Expenses from related party transaction						0		800	0	0
Debt due to related parties, gross						2,700		2,100
Kansas TEFFI Economic Growth Trust
Related Party Transaction [Line Items]
Related party fee				400	700
Debt due to related parties				100				100
Receivable								1,400
Expenses from related party transaction								2,700
Outstanding payables						700		100
Promissory notes								1,400
GWG Holdings | Shared Services Agreement
Related Party Transaction [Line Items]
Receivable				17,000				17,800
Cash received from related parties				1,400	$ 0	0		400	$ 8,000	$ 3,900
Allowance for receivables				$ 15,600		8,900		15,600
Outstanding gross receivable						8,900		17,800
Hicks Holdings L.L.C
Related Party Transaction [Line Items]
Total balance						$ 75,700		$ 72,600